Mortgage and Related Party Notes Payable (Tables)	12 Months Ended
Apr. 30, 2015
Mortgage and Related Party Notes Payable [Abstract]
Schedule of future principle requirements on long-term debt
Mortgage Payable - Related Party		Mortgage Payable
For fiscal year ending	Future Payout	For fiscal year ending	Future Payout
2016	$-	2016	$12,051
2017	-	2017	15,291
2018		2018	16,371
2019	-	2019	17,527
2020 and thereafter	1,425,982	2020 and thereafter	481,454
Total	$1,425,982	Total	$542,694